Discontinued Operations (Narrative) (Details) (Pioneer Wind Energy Systems Inc. [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pioneer Wind Energy Systems Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash asset impairment charge	$ 1.6
Estimated payment obligations charge	$ 0.6